EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Earnings per share [abstract]
Net earnings - basic and diluted	$ 259,809	$ 350,774
Basic earnings per share:
Basic weighted average number of common shares outstanding (in shares)	204,161	211,435
Basic earnings per share (in dollars per share)	$ 1.27	$ 1.66
Diluted earnings per share:
Basic weighted average number of common shares outstanding (in shares)	204,161	211,435
Plus dilutive impact of stock options, Treasury RSUs and common shares held in trust (in shares)	448	273
Diluted weighted average number of common shares outstanding (in shares)	204,609	211,708
Diluted earnings per share (in dollars per share)	$ 1.27	$ 1.66